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Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund
Investment Objective
The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFI™ Emerging Markets Large Company Index.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Fundamental Emerging Markets Large Company Index Fund Schwab Fundamental Emerging Markets Large Company Index Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Fundamental Emerging Markets Large Company Index Fund Schwab Fundamental Emerging Markets Large Company Index Fund
Management fees	0.39%
Other expenses	none
Total annual fund operating expenses	0.39%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund | USD ($)	40	125	219	493

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund primarily invests in stocks that are included in the Russell RAFI Emerging Markets Large Company Index†. The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index. Companies are split at the 87.5% point based on fundamental weights. Companies above this breakpoint make up the index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The index is compiled and calculated by Frank Russell Company in conjunction with Research Affiliates LLC, and the method of calculating the components of the index is subject to change.
It is the fund’s policy that, under normal circumstances, it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index, including depositary receipts representing securities of the index; which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund does not hedge its exposure to foreign currencies. However, the fund may use forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations,
†
Index ownership – The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.

capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects its portfolio characteristics to be similar to those of the index.
The investment adviser seeks to achieve a correlation, over time, of 0.95 or better between the fund’s performance and the performance of the index; a figure of 1.00 would represent perfect correlation. However, there can be no guarantee that the performance of the fund will achieve a high degree of correlation with that of the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the number of index securities held by the fund as part of the sampling technique. The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Like many index funds, the fund also may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that exists between any index fund and the corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. The fund may also use futures contracts and other derivatives to obtain exposure substantially similar to that provided by certain securities included in the index which the fund may not be able to purchase or hold directly due to restrictions and/or regulations on investments in the applicable local market. In addition, the fund may invest in exchange-traded funds.
The fund may concentrate its investments (i.e., hold more than 25% of its assets) in an industry or group of industries to approximately the extent that the index the fund is designed to track is also so concentrated.

Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Exchange Traded Funds (ETFs) Risk. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 21.76% Q4 2020 Worst Quarter: (30.98%) Q1 2020
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab Fundamental Emerging Markets Large Company Index Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab Fundamental Emerging Markets Large Company Index Fund		(15.52%)	0.09%	1.49%
After Taxes on Distributions | Schwab Fundamental Emerging Markets Large Company Index Fund		(16.55%)	(0.67%)	0.90%
After Taxes on Distributions and Sale of Fund Shares | Schwab Fundamental Emerging Markets Large Company Index Fund		(8.43%)	0.24%	1.28%
Russell RAFI Emerging Markets Large Company Index (Net)(1)	[1]	(15.93%)	0.46%	2.20%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.